Document And Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	BANK OF THE JAMES FINANCIAL GROUP, INC.
Entity File Number	001-35402
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	20-0500300
Entity Address, Address Line One	828 Main Street
Entity Address, City or Town	Lynchburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24504
City Area Code	434
Local Phone Number	846-2000
Entity Central Index Key	0001275101
Written communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.14 par value
Trading Symbol	BOTJ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false